Goodwill, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Goodwill, Net [Abstract]
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill, net	Goodwill, net
Impairment loss on goodwill	¥ 116,168	¥ 426,410